Michele Drummey
Director and Corporate Counsel
Law Department – Prudential Retirement

The Prudential Insurance Company of America
280 Trumbull Street
1 Commercial Plaza
Hartford, CT 06103
Tel (860) 534-4245
Fax (860) 534-8885
michele.drummey@prudential.com

July 1, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: The Prudential Insurance Company of America and the Prudential Discovery Premier Group Variable Contract Account: Registration Statement File No.: 333-95637/811-09799

To the Commission Staff:

Pursuant to Rule 497( j ) under the Securities Act of 1933, the Prudential Insurance Company of America, on behalf of the Prudential Discovery Premier Group Variable Contract Account (the “Account”), hereby certifies: (1) that the text of the Account’s most recent post-effective amendment has been filed electronically, and (2) that the Prospectus and Statement of Additional Information that would have been filed under Rule 497( c ) would not have differed from that contained in the most recent post-effective amendment filed electronically on Form N-4 pursuant to Rule 485(a) on June 25, 2015.

Respectfully submitted,

/s/ Michele Drummey
Michele Drummey
Director and Corporate Counsel